CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) AND MEZZANINE EQUITY (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Shares To Be Issued [Member]	Retained Earnings [Member]	Total	Preferred Stock [Member]
Beginning balance, value at Dec. 31, 2022	$ 16,547	$ 100,846,649		$ (89,544,023)	$ 11,319,173
Beginning Balance, Shares at Dec. 31, 2022	165,472,241
Issuance of preferred stock	$ 8,336	715,333			723,669
Common stock issued for consulting, Shares	83,358,275
Stock compensation expense		4,781,278			4,781,278
Net loss				(10,389,372)	(10,389,372)
Common shares issued after 12/31/2024 for mineral property acquisitions
Ending balance, value at Dec. 31, 2023	$ 24,883	106,343,260		(99,933,395)	6,434,748
Beginning Balance, Shares at Dec. 31, 2023	248,830,516
Stock compensation expense	$ 50	4,291			4,341
Net loss				(775,003)	(775,003)
[custom:StockCompensationExpenseShares]	500,000
Common stock issued - lease	$ 250	1,243,315			1,243,565
[custom:CommonStockIssuedForLeaseInterestShares]	2,500,000
Ending balance, value at Mar. 31, 2024	$ 25,183	107,590,866		(100,708,398)	6,907,651
Beginning Balance, Shares at Mar. 31, 2024	251,830,516
Beginning balance, value at Dec. 31, 2023	$ 24,883	106,343,260		(99,933,395)	6,434,748
Beginning Balance, Shares at Dec. 31, 2023	248,830,516
Stock compensation expense					54,081
Net loss					(1,417,903)
Ending balance, value at Sep. 30, 2024	$ 25,218	107,665,596		(101,351,298)	6,339,516
Beginning Balance, Shares at Sep. 30, 2024	252,180,516
Beginning balance, value at Dec. 31, 2023	$ 24,883	106,343,260		(99,933,395)	6,434,748
Beginning Balance, Shares at Dec. 31, 2023	248,830,516
Issuance of preferred stock					1,243,565
Common stock issued for consulting, Shares	600,000
Stock compensation expense					54,381
Net loss				(59,614,467)	(59,614,467)
Common stock issued for consulting	60	54,021			54,081
Common shares issued to directors and officer			300		300
Common shares issued to Johnson Participants	$ 250	1,243,315			1,243,565
Common stock issued to Johnson Participants, Shares	2,500,000
Common shares issued after 12/31/2024 for mineral property acquisitions			843		843
Imputed interest on related party note payable		37,500			37,500
Ending balance, value at Dec. 31, 2024	$ 25,193	107,678,096	1,143	(159,547,862)	(51,843,430)
Beginning Balance, Shares at Dec. 31, 2024	251,930,516
Beginning balance, value at Mar. 31, 2024	$ 25,183	107,590,866		(100,708,398)	6,907,651
Beginning Balance, Shares at Mar. 31, 2024	251,830,516
Stock compensation expense	$ 10	49,730			49,740
Net loss				(223,339)	(223,339)
Imputed interest on related party note payable		12,500			12,500
[custom:StockCompensationExpenseShares]	100,000
Ending balance, value at Jun. 30, 2024	$ 25,193	107,653,096		(100,931,737)	6,746,552
Beginning Balance, Shares at Jun. 30, 2024	251,930,516
Stock compensation expense	$ 25				25
Net loss				(419,561)	(419,561)
Imputed interest on related party note payable		12,500			12,500
[custom:StockCompensationExpenseShares]	250,000
Ending balance, value at Sep. 30, 2024	$ 25,218	107,665,596		(101,351,298)	6,339,516
Beginning Balance, Shares at Sep. 30, 2024	252,180,516
Beginning balance, value at Dec. 31, 2024	$ 25,193	107,678,096	1,143	(159,547,862)	(51,843,430)
Beginning Balance, Shares at Dec. 31, 2024	251,930,516
Net loss				(1,153,672)	(1,153,672)
Common shares issued to directors and officer			103		103
Common shares issued to Johnson Participants	$ 843		(843)
Common stock issued to Johnson Participants, Shares	8,432,047
Imputed interest on related party note payable		12,500			12,500
Ending balance, value at Mar. 31, 2025	$ 26,036	107,690,596	403	(160,701,534)	(52,984,499)
Beginning Balance, Shares at Mar. 31, 2025	260,362,563
Beginning balance, value at Dec. 31, 2024	$ 25,193	107,678,096	1,143	(159,547,862)	(51,843,430)
Beginning Balance, Shares at Dec. 31, 2024	251,930,516
Stock compensation expense					128
Net loss					(8,925,815)
Ending balance, value at Sep. 30, 2025	$ 26,439	107,715,596	25	(168,473,677)	(60,731,617)
Beginning Balance, Shares at Sep. 30, 2025	264,387,563					3,000,000
Beginning balance, value at Mar. 31, 2025	$ 26,036	107,690,596	403	(160,701,534)	(52,984,499)
Beginning Balance, Shares at Mar. 31, 2025	260,362,563
Net loss				(1,203,266)	(1,203,266)
Common shares issued to directors and officer	403		(403)
Imputed interest on related party note payable		12,500			12,500
Common shares issued to directors and officer, Shares	4,025,000
Ending balance, value at Jun. 30, 2025	$ 26,439	107,703,096		(161,904,800)	(54,175,265)
Beginning Balance, Shares at Jun. 30, 2025	264,387,563
Issuance of preferred stock
Common stock issued for consulting, Shares						3,000,000
Stock compensation expense			25		25
Net loss				(6,568,877)	(6,568,877)
Imputed interest on related party note payable		12,500			12,500
Ending balance, value at Sep. 30, 2025	$ 26,439	$ 107,715,596	$ 25	$ (168,473,677)	$ (60,731,617)
Beginning Balance, Shares at Sep. 30, 2025	264,387,563					3,000,000